Document and Entity Information	Mar. 10, 2020
Cover [Abstract]
Entity Registrant Name	TENNECO INC
Entity Address, State or Province	IL
Amendment Flag	true
Entity Central Index Key	0001024725
Document Type	8-K/A
Document Period End Date	Mar. 10, 2020
Entity Incorporation, State or Country Code	DE
Entity File Number	1-12387
Entity Tax Identification Number	76-0515284
Entity Address, Address Line One	500 NORTH FIELD DRIVE
Entity Address, City or Town	LAKE FOREST
Entity Address, Postal Zip Code	60045
City Area Code	847
Local Phone Number	482-5000
Written Communications	false
Soliciting Material	true
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A Voting Common Stock, par value $0.01 per share
Trading Symbol	TEN
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Amendment Description	Tenneco Inc. (the “Company”) is hereby amending Item 5.02 of its Current Report on Form 8-K, dated March 10, 2020, in its entirety as set forth below to report that, on March 18, 2020, the Board of Directors of the Company (the “Board”) appointed Mr. Roy Armes to the Nominating and Governance Committee of the Board, effective April 1, 2020. When Mr. Armes was appointed to the Board on March 10, 2020, the Board had not determined on which committee he would serve.